20. Convertible Bonds (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of debt discount	$ 1,910	$ 2,906	$ 0
Convertible note payable	13,400	15,785
Convertible Bonds [Member]
Debt in default		55,000
Convertible notes current	41,600	41,600
Convertible notes, noncurrent		$ 13,400
Convertible Bonds [Member] | Union Sky [Member] | First Amendment Agreement [Member]
Debt interest rate		18.00%
Convertible bond value		$ 12,879
Gain from extinguishment of debt		7,121
Unamortized discount		4,215
Amortization of debt discount		$ 7,121
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member]
Convertible bond value	21,877
Gain from extinguishment of debt	1,887
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 1 [Member]
Convertible note payable	$ 6,600
Debt maturity date	Dec. 31, 2019
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 2 [Member]
Convertible note payable	$ 6,700
Debt maturity date	Jun. 30, 2020
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 3 [Member]
Convertible note payable	$ 6,700
Debt maturity date	Dec. 31, 2020